Other Intangible Assets - Others (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Other Intangible Assets
Other intangible assets			€ 1,557,650	€ 1,433,534	€ 1,385,537
Intangible asset purchase commitments			9	381
Profit (loss) incurred on disposals of intangible assets	€ 0
Plasma center licenses
Other Intangible Assets
Other intangible assets			27,351	29,960
Regulatory milestones - initial payment
Other Intangible Assets
Other intangible assets | $		$ 30.0
Regulatory milestones - additional payment
Other Intangible Assets
Other intangible assets | $		$ 17.5
Development costs in progress
Other Intangible Assets
Other intangible assets			350,626	223,161
Self-constructed
Other Intangible Assets
Other intangible assets			€ 32,548	€ 48,797